LONG-TERM DEBT - SERIES G DEBENTURES	12 Months Ended
Dec. 31, 2023
Notes Payable [Abstract]
LONG-TERM DEBT - SERIES G DEBENTURES
NOTE 10:  LONG-TERM DEBT - SERIES G DEBENTURES

In June 2016, Tower raised approximately $115,000 through the issuance of long-term unsecured non-convertible debentures (“Series G Debentures”).

The Series G Debentures were payable in seven semi-annual consecutive equal installments from March 2020 to March 2023 and carried an annual interest rate of 2.79%. The principal and interest amounts were denominated in NIS and were not linked to any index or to any other currency. The Company entered into cash flow hedging transactions to mitigate the foreign exchange rate changes’ impact on the principal and interest using a cross-currency swap.

As of March 31, 2023, the Series G Debentures were fully redeemed.